Financial Risk Management and Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Risk Management and Financial Instruments
Financial Risk Management and Financial Instruments

23. Financial Risk Management and Financial Instruments

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management approach focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade accounts receivable and contract assets), including cash at and fixed-term deposits with banks.

Trade accounts receivable and contract assets

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and controls. The Group evaluates this risk through detailed ageing and credit risk analysis of the customers. The Group follows risk control procedures to assess the credit risk of the customers taking into account their financial position, past experience and other factors. The compliance with credit limits by customers is regularly monitored by management. As of December 31, 2021, the gross carrying amount of contract assets with a customer that has a rating of BB+ and for which no impairments have been recognized due to materiality considerations is TEUR 2,124 (December 31, 2020: TEUR 0). This amount also represents the maximum exposure to credit risk for those assets.

As of December 31, 2021, 20% (2020: 16%) of trade accounts receivables were due from one customer, as well as two customers which account for 16% and 12% (2020: two customers which account for 15% each). In 2021, 100% of contract assets related to one individual customer. Based on past experience the risk of non payment of these customers is similarly low as for the other customers.

The Group does not require collateral in respect of trade and other receivables. The Group does not have trade receivable and contract assets for which no loss allowance is recognized because of collateral. For the preparation of the provision matrix used to determine expected credit losses, no external credit ratings are taken into consideration. Instead, the ageing of individual trade accounts receivables is closely monitored.

The table in Note 10 provides information about the exposure to credit risk and ECLs for trade receivables for customers at December 31, 2021 and December 31, 2020. The Group uses a provision matrix in which trade accounts receivables from customers, which comprise a very large number of small balances, are classified into different categories depending on the number of days past due with each category possessing a different historical loss rate to measure the ECLs.

Cash deposits

The Group’s maximum exposure to credit risk for cash at banks at December 31, 2021 and December 31, 2020 is the carrying amount of cash and cash equivalents in the statements of consolidated financial position. The Group believes the risk of loss of carrying amount is remote and mitigated in part by spreading cash deposits across different banks.

The Group had cash and cash equivalents of TEUR 58,004 as at December 31, 2021 (2020: TEUR 81,021). Cash and cash equivalents are deposited partly with banks that have a rating of A to BBB-, based on their Standard & Poor's rating. The significant remaining part is deposited with a bank that has no rating but is member of the German deposit protection fund.

Liquidity risk

The primary objective of the Group’s liquidity management is to monitor the availability of cash in order to support its business expansion and growth. The Group manages its liquidity with reference to economic conditions, performance of its local operations and local regulations. The Group’s financing is based on currency-specific short term bank loans and operating cash flows to benefit from financing cost advantages while ensuring flexibility and availability of sufficient liquidity at any time. The table below presents the contractual undiscounted cash flows relating to the Group’s financial liabilities at the balance sheet date. The cash flows are grouped based on the remaining period to the contractual maturity date. The Group has sufficient funds to meet these commitments as they become due.

		Between 1 and	More Than
in EUR	Up to 1 Year	3 Years	3 Years
Balance at December 31, 2021
Loans	34,733,896	703,331	—
Trade accounts payable	33,447,088	—	—
Lease liabilities	2,403,026	4,602,149	3,390,779
Other current financial liabilities	7,254,176	—	—
Total	77,838,186	5,305,480	3,390,779
Balance at December 31, 2020
Loans	20,778,308	1,653,327	—
Trade accounts payable	30,610,890	—	—
Lease liabilities	1,734,382	3,207,209	4,542,080
Other current financial liabilities	3,949,072	—	—
Total	57,072,653	4,860,536	4,542,080

The Group assessed the concentration of risk with respect to refinancing its debt and concluded it to be low. Based on the cash flow forecast for 2022, the Group has sufficient liquidity as at December 31, 2021 for the next twelve months.

Interest rate risk

Interest rate risk includes the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Due to the Group’s interest bearing financial instruments all possessing fixed interest rates there is currently no exposure to interest rate risk.

Foreign exchange risk

The Group operates globally and is exposed to foreign exchange risk arising from exposure to various currencies in the ordinary course of business as well as the group’s financing structure. The Group’s exposures primarily consist of the U.S. Dollar, Euro, Renminbi and Japanese Yen at the level of the local Group´s entities. Foreign exchange risk arises from commercial transactions and recognized financial assets and liabilities denominated in a currency other than the functional currency of the entity.

The following tables demonstrate the sensitivity to a reasonably possible change in each exchange rate against the respective entity´s functional currency. The net exposure from each currency is used to calculate the impact for the Group:

Balances at December 31, 2021

							Change in
							Foreign	Impact on	Impact on
	Cash and	Trade	Loans	Trade	Other Current	Currency	Currency	Profit (+)	Profit (+)
	Cash	Accounts	receivables /	Accounts	Financial	Risk	appreciation/	or Loss (−)	or Loss (−)
	Equivalents	Receivables	(payables)	Payable	Liabilities	Exposure	depreciation	in EUR	in EUR
								+1000 bps	-1000 bps
Balance at December 31, 2021
Amounts in EUR	1,074,504	1,819,062	(2,008,333)	(1,170,124)	—	(284,891)	+/-1.000	(28,489)	28,489
Amounts in RMB	3,645,636	23,080,637	—	(167,501,322)	(64,202)	(140,839,250)	+/-1.000	(1,957,626)	1,957,626
Amounts in USD	42,074,709	9,420	31,322,436	(3,505,663)	—	69,900,902	+/-1.000	6,171,734	(6,171,734)
Amounts in JPY	175,667	384,924,842	398,069,782	(113,912,632)	—	669,257,659	+/-1.000	513,526	(513,526)
Amounts in TWD	—	11,271,923	—	(5,843,051)	—	5,428,872	+/-1.000	17,298	(17,298)

Balances at December 31, 2020

					Other			Impact on	Impact on
	Cash and	Trade	Loans	Trade	Current	Currency	Change	Profit (+)	Profit (+)
	Cash	Accounts	receivables /	Accounts	Financial	Risk	of Risk	or Loss (−)	or Loss (−)
	Equivalents	Receivables	(payables)	Payable	Liabilities	Exposure	(bps)	in EUR	in EUR
								+1000 bps	-1000 bps
Balance at December 31, 2020
Amounts in USD	83,933,959	15,409,594	(21,134,757)	(25,416,839)	—	52,791,957	+/- 1.000	4,302,172	(4,302,172)
Amounts in JPY	—	4,084,144	—	—	—	4,084,144	+/- 1.000	3,229	(3,229)

Capital management

The Group’s policy is to maintain a strong capital base so as to maintain investor and creditor confidence and to sustain future development of the business. Management monitors capital through regular review of cash and cash equivalent balances at each subsidiary, trade account receivables collection and trade accounts payables to manage credit demand. Management also regularly monitors sufficiency of credit lines and interest-bearing loans, diversification of banks and lenders and updated cash flow forecasts.